Capitalization - Securities Purchase Agreement (Details) - Securities Purchase Agreement - Scenario, Plan	Mar. 30, 2023 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	79,900,000
Sales of stock (in dollars per share) | $ / shares	$ 1.12
Class of warrants issued (in shares) | $ / shares	$ 0.75
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	69,200,000
Shares issued per transaction (in shares)	1
Warrant to purchase (in shares)	1
Exercise price (in dollars per share) | $ / shares	$ 1.13
Warrant issued for securities (in shares)	59,900,000
Class A Common Stock | Pre-Funded Warrants
Subsidiary, Sale of Stock [Line Items]
Warrant issued for securities (in shares)	10,800,000
Employees And Consultants
Subsidiary, Sale of Stock [Line Items]
Sales of stock (in dollars per share) | $ / shares	$ 1.19